UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21666

Hatteras Master Fund, L.P.

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

Hatteras Investment Partners, LLC

8540 Colonnade Center Drive, Suite 401

Raleigh, NC 27615

(Name and address of agent for service)

Registrant’s telephone number, including area code: 919.846.2324

Date of fiscal year end: March 31

Date of reporting period: July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE- HOLDER MEETING DATE	MATTER VOTED ON	MATTER PROPOSED BY?	DID REGISTRANT VOTE?	WHAT VOTE WAS CAST?	FOR OR AGAINST MANAGEMENT

NGP Energy Technology Partners II, L.P.	N/A	N/A	May 1, 2013

Proposal : To amend Clause (a) of the Definition of Investment Period in the Partnership Agreement to Extend the Period of Time Therein to the Sixth Anniversary of the Commencement Date and to modify the Management Fee Related to such Extension Period

					Board of Directors	Yes	For	For Mgt.

Saltus European debt Strategies Ltd.	N/A	N/A	July 13, 2012	Proposal 1 : Approval of annual accounts	Board of Directors	Yes	For	For Mgt.

Saltus European debt Strategies Ltd.	N/A	N/A	July 13, 2012	Proposal 2 : Re-elect Rupert Dorey as a director	Board of Directors	Yes	For	For Mgt.

Saltus European debt Strategies Ltd.	N/A	N/A	July 13, 2012	Proposal 3 : Re-elect Jon Macintosh as a director	Board of Directors	Yes	For	For Mgt.

Saltus European debt Strategies Ltd.	N/A	N/A	July 13, 2012	Proposal 4 : Re-appoint BDO limited as auditors	Board of Directors	Yes	For	For Mgt.

Saltus European debt Strategies Ltd.	N/A	N/A	July 13, 2012	Proposal 5 : Approve the Proposals Implementation Resolution, facilitating the Proposals	Board of Directors	Yes	For	For Mgt.

Saltus European debt Strategies Ltd.	N/A	N/A	July 13, 2012	Proposal 6 : Conditional upon resolution 5 being passed, grant repurchase authority	Board of Directors	Yes	For	For Mgt.

Saltus European debt Strategies Ltd.	N/A	N/A	July 13, 2012	Proposal 7 : Conditional upon resolution 5 not being passed, approve Managed Winding-down	Board of Directors	Yes	For	For Mgt.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Hatteras Master Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President

Date	August 30, 2013